UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21215

        Nuveen Insured Florida Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Florida Tax Free Advantage Municipal Fund (NWF)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 12.4%

$2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	No Opt. Call	AAA	$ 2,497,085
	Improvements, Series 2004, 5.000%, 10/01/14 - AMBAC Insured

1,985	North Miami, Florida, Educational Facilities Revenue Refunding Bonds, Johnson and Wales University,	4/13 at 100.00	AAA	2,112,894
	Series 2003A, 5.000%, 4/01/19 - XLCA Insured

	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds, Embry-Riddle
	Aeronautical University Project, Series 2003:
1,000	5.200%, 10/15/26 - RAAI Insured	10/13 at 100.00	AA	1,029,340
1,250	5.200%, 10/15/33 - RAAI Insured	10/13 at 100.00	AA	1,276,550

	Healthcare - 16.1%

4,000	Highlands County Health Facilities Authority, Florida, Revenue Bonds, Adventist Health System/	11/13 at 100.00	A	4,276,360
	Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29

3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	3,165,570
	2003, 5.750%, 11/15/27

1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of	2/13 at 100.00	AA-	1,532,760
	South Florida, Series 2003, 5.200%, 11/15/28

	Housing/Single Family - 2.1%

1,085	Florida Housing Finance Agency, Home Ownership Revenue Refunding Bonds, Series 1987G-1, 8.595%,	No Opt. Call	AAA	1,165,952
	11/01/17

	Tax Obligation/General - 8.1%

1,665	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,694,304
	Series 2002A, 5.000%, 6/01/32 - MBIA Insured

2,660	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	2,825,532
	2003, 5.375%, 2/15/26 - FSA Insured

	Tax Obligation/Limited - 76.7%

1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC	10/12 at 101.00	AAA	1,108,480
	Insured

1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003, 5.000%,	9/13 at 100.00	AAA	1,601,616
	9/01/23 - FGIC Insured

3,000	Florida Municipal Loan Council, Revenue Bonds, Series 2003B, 5.000%, 12/01/28 - MBIA Insured	12/13 at 100.00	AAA	3,070,260

4,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	4,095,120
	7/01/29 - MBIA Insured

2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,510,597
	2002, 5.375%, 10/01/18 - FGIC Insured

2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 - AMBAC Insured	10/12 at 100.00	AAA	2,406,857

2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 - FGIC Insured	1/13 at 100.00	AAA	2,186,840

1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 - FGIC Insured	1/13 at 100.00	AAA	1,549,815

3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%, 6/01/20 -	6/12 at 101.00	Aaa	3,632,523
	AMBAC Insured

3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA	10/14 at 100.00	AAA	3,677,338
	Insured

	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D:
2,950	5.250%, 8/01/20 - FSA Insured	8/12 at 100.00	AAA	3,196,827
3,670	5.000%, 8/01/28 - FSA Insured	8/12 at 100.00	AAA	3,741,712

3,460	Palm Beach Gardens, Florida, Special Obligation Revenue Bonds, Series 2004, 5.000%, 5/01/20 -	2/13 at 100.00	AAA	3,689,813
	AMBAC Insured

2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 - MBIA Insured	9/13 at 100.00	AAA	2,221,258

4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series	7/14 at 100.00	AAA	4,177,080
	2004A, 5.000%, 7/01/24 - FSA Insured

	Transportation - 11.0%

2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	2,046,900
	5.125%, 10/01/32 - FSA Insured

2,105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AAA	2,275,231
	2003A, 5.000%, 10/01/17 - FSA Insured

1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 -	10/14 at 100.00	AAA	1,838,454
	AMBAC Insured

	Utilities - 3.8%

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	2,106,180
	Insured

	Water and Sewer - 18.8%

2,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	2,098,180
	Insured

3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	3,084,300
	Insured

2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -	10/09 at 101.00	AAA	2,033,660
	FGIC Insured

500	North Port, Florida, Utility System Revenue Bonds, Series 2000, 5.000%, 10/01/25 - FSA Insured	10/10 at 101.00	Aaa	513,515

1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA Insured	10/14 at 100.00	AAA	1,207,402

1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002, 5.000%,	5/12 at 100.00	AAA	1,561,873
	5/01/23 - MBIA Insured

$78,775	Total Long-Term Investments (cost $80,594,929) - 149.0%			83,208,178

	Short-Term Investments - 1.8%

1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	1,000,000
	Obligations, Series 1985, 1.590%, 12/01/15 - MBIA Insured†

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $81,594,929) - 150.8%			84,208,178

	Other Assets Less Liabilities - 1.1%			639,433

	Preferred Shares, at Liquidation Value - (51.9)%			(29,000,000)

	Net Assets Applicable to Common Shares - 100%			$55,847,611

Forward Swap Transactions outstanding at September 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004,
to pay semi-annually the notional amount multiplied by
5.805% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$3,400,000	2/02/05	2/02/25	$(237,463)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied by
5.717% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	2,200,000	1/14/05	1/14/35	(140,666)

Agreement with JPMorgan dated July 28, 2004,
to pay quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA (Bond Market Association) Municipal Swap Index
for the quarter.	1,800,000	12/13/04	12/13/24	(88,897)

				$(467,026)

	At least 80% of the Fund's net assets (including net assets applicable to Preferred Shares) are invested
	in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
	or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's
	net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing
	sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of
	principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four
	highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable
	quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
	Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
†	Security has a maturity of more than one year, but has variable rate and demand features which
	qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $81,594,929.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,681,323
	Depreciation	(68,074)

	Net unrealized appreciation of investments	$2,613,249

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.